Quarterly Holdings Report
for
Fidelity® Series Short-Term Credit Fund
May 31, 2024
SS1-NPRT3-0724
1.9863241.109
Nonconvertible Bonds - 68.5%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 6.4%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.:
1.7% 3/25/26	3,100,000	2,902,015
2.3% 6/1/27	2,000,000	1,838,687
NTT Finance Corp. 1.162% 4/3/26 (b)	5,299,000	4,917,685
Verizon Communications, Inc. 2.625% 8/15/26	1,460,000	1,381,916
		11,040,303
Media - 2.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 6.15% 11/10/26	1,870,000	1,884,605
Comcast Corp. 3.95% 10/15/25	3,500,000	3,437,041
Discovery Communications LLC 4.9% 3/11/26	1,460,000	1,440,789
Warnermedia Holdings, Inc. 3.788% 3/15/25	3,700,000	3,638,984
		10,401,419
Wireless Telecommunication Services - 2.1%
Rogers Communications, Inc. 3.2% 3/15/27	2,000,000	1,893,461
T-Mobile U.S.A., Inc.:
1.5% 2/15/26	1,170,000	1,094,573
2.25% 2/15/26	1,600,000	1,514,836
3.5% 4/15/25	4,500,000	4,415,358
3.75% 4/15/27	1,540,000	1,476,884
		10,395,112
TOTAL COMMUNICATION SERVICES		31,836,834
CONSUMER DISCRETIONARY - 7.2%
Automobiles - 6.0%
American Honda Finance Corp.:
1% 9/10/25	3,100,000	2,932,015
4.75% 1/12/26	1,100,000	1,091,596
General Motors Financial Co., Inc.:
1.25% 1/8/26	4,954,000	4,628,984
5.25% 3/1/26	3,100,000	3,082,581
5.4% 5/8/27	1,500,000	1,497,481
Hyundai Capital America:
1% 9/17/24 (b)	5,519,000	5,441,017
5.8% 6/26/25 (b)	1,500,000	1,500,633
Mercedes-Benz Finance North America LLC:
4.8% 3/30/26 (b)	2,000,000	1,983,394
5.5% 11/27/24 (b)	1,460,000	1,457,127
Volkswagen Group of America Finance LLC:
3.2% 9/26/26 (b)	3,919,000	3,723,772
5.8% 9/12/25 (b)	1,500,000	1,502,319
6% 11/16/26 (b)	550,000	556,689
		29,397,608
Hotels, Restaurants & Leisure - 0.2%
Starbucks Corp. 4.75% 2/15/26	1,200,000	1,189,384
Specialty Retail - 1.0%
Advance Auto Parts, Inc. 5.9% 3/9/26	574,000	574,751
AutoNation, Inc. 4.5% 10/1/25	1,460,000	1,435,791
AutoZone, Inc.:
3.625% 4/15/25	1,460,000	1,435,209
5.05% 7/15/26	1,000,000	994,115
Lowe's Companies, Inc. 4.8% 4/1/26	215,000	213,200
O'Reilly Automotive, Inc. 5.75% 11/20/26	393,000	396,819
		5,049,885
Textiles, Apparel & Luxury Goods - 0.0%
Tapestry, Inc. 7.05% 11/27/25	77,000	78,274
TOTAL CONSUMER DISCRETIONARY		35,715,151
CONSUMER STAPLES - 4.7%
Consumer Staples Distribution & Retail - 0.7%
Dollar General Corp. 4.25% 9/20/24	1,370,000	1,363,395
Dollar Tree, Inc. 4% 5/15/25	2,000,000	1,971,403
		3,334,798
Food Products - 1.3%
Campbell Soup Co. 5.3% 3/20/26	292,000	291,341
Conagra Brands, Inc. 4.6% 11/1/25	1,800,000	1,775,926
McCormick & Co., Inc. 0.9% 2/15/26	5,000,000	4,636,019
		6,703,286
Tobacco - 2.7%
BAT Capital Corp. 3.222% 8/15/24	350,000	348,145
BAT International Finance PLC 1.668% 3/25/26	6,600,000	6,163,440
Imperial Tobacco Finance PLC 3.125% 7/26/24 (b)	5,257,000	5,235,765
Philip Morris International, Inc. 2.75% 2/25/26	1,460,000	1,398,551
		13,145,901
TOTAL CONSUMER STAPLES		23,183,985
ENERGY - 5.1%
Oil, Gas & Consumable Fuels - 5.1%
Canadian Natural Resources Ltd. 2.05% 7/15/25	4,381,000	4,206,375
DCP Midstream Operating LP 5.625% 7/15/27	1,555,000	1,569,611
Devon Energy Corp. 5.25% 9/15/24	1,200,000	1,197,373
Diamondback Energy, Inc. 5.2% 4/18/27	1,364,000	1,361,074
Enbridge, Inc.:
2.5% 2/14/25	584,000	571,172
5.9% 11/15/26	549,000	554,929
Energy Transfer LP 2.9% 5/15/25	1,800,000	1,752,447
Equinor ASA 1.75% 1/22/26	909,000	860,634
MPLX LP 1.75% 3/1/26	5,000,000	4,681,387
Occidental Petroleum Corp. 2.9% 8/15/24	2,098,000	2,085,119
Phillips 66 Co.:
1.3% 2/15/26	1,750,000	1,634,419
3.85% 4/9/25	3,100,000	3,054,867
The Williams Companies, Inc.:
4% 9/15/25	1,460,000	1,430,927
5.4% 3/2/26	290,000	289,466
		25,249,800
FINANCIALS - 27.8%
Banks - 16.8%
Bank of America Corp.:
4.948% 7/22/28 (c)	5,000,000	4,942,607
5.202% 4/25/29 (c)	8,000,000	7,956,795
Barclays PLC:
5.674% 3/12/28 (c)	1,250,000	1,250,658
6.496% 9/13/27 (c)	2,370,000	2,409,397
Citigroup, Inc.:
3.52% 10/27/28 (c)	2,107,000	1,984,863
3.887% 1/10/28 (c)	2,000,000	1,926,731
4.075% 4/23/29 (c)	1,700,000	1,624,125
Cooperatieve Rabobank UA 5.564% 2/28/29 (b)(c)	1,500,000	1,502,808
Danske Bank A/S 6.259% 9/22/26 (b)(c)	1,228,000	1,236,012
HSBC Holdings PLC:
1.645% 4/18/26 (c)	4,469,000	4,310,827
5.597% 5/17/28 (c)	1,500,000	1,504,243
5.887% 8/14/27 (c)	2,390,000	2,406,130
6.161% 3/9/29 (c)	1,500,000	1,532,012
ING Groep NV 4.55% 10/2/28	1,500,000	1,459,406
JPMorgan Chase & Co.:
2.083% 4/22/26 (c)	5,000,000	4,842,938
4.851% 7/25/28 (c)	5,000,000	4,934,858
5.571% 4/22/28 (c)	861,000	866,390
Lloyds Banking Group PLC 5.871% 3/6/29 (c)	2,570,000	2,598,367
Mitsubishi UFJ Financial Group, Inc.:
0.953% 7/19/25 (c)	5,000,000	4,968,283
5.422% 2/22/29 (c)	1,000,000	1,003,640
Mizuho Financial Group, Inc. 5.414% 9/13/28 (c)	1,500,000	1,499,970
Morgan Stanley Bank, West Valley City Utah 5.882% 10/30/26	2,000,000	2,024,450
NatWest Group PLC 5.516% 9/30/28 (c)	1,820,000	1,815,632
NatWest Markets PLC 5.416% 5/17/27 (b)	1,000,000	998,946
PNC Financial Services Group, Inc.:
5.3% 1/21/28 (c)	568,000	566,369
5.354% 12/2/28 (c)	2,000,000	1,997,107
Santander Holdings U.S.A., Inc.:
6.124% 5/31/27 (c)	307,000	308,097
6.499% 3/9/29 (c)	989,000	1,008,327
Societe Generale:
2.625% 10/16/24 (b)	908,000	897,186
6.446% 1/10/29 (b)(c)	974,000	994,547
The Toronto-Dominion Bank 4.98% 4/5/27	2,500,000	2,480,777
Truist Financial Corp. 4.873% 1/26/29 (c)	1,120,000	1,096,033
U.S. Bancorp 4.653% 2/1/29 (c)	2,100,000	2,047,126
Wells Fargo & Co.:
2.164% 2/11/26 (c)	5,000,000	4,878,089
2.393% 6/2/28 (c)	1,780,000	1,632,892
4.808% 7/25/28 (c)	2,000,000	1,964,401
5.707% 4/22/28 (c)	1,500,000	1,510,267
		82,981,306
Capital Markets - 3.7%
Athene Global Funding 5.516% 3/25/27 (b)	3,000,000	2,993,507
Deutsche Bank AG New York Branch:
5.706% 2/8/28 (c)	1,500,000	1,497,040
6.72% 1/18/29 (c)	1,790,000	1,848,289
Goldman Sachs Group, Inc.:
2.64% 2/24/28 (c)	3,000,000	2,788,147
4.223% 5/1/29 (c)	1,130,000	1,083,244
Morgan Stanley:
3.772% 1/24/29 (c)	2,111,000	2,000,781
5.123% 2/1/29 (c)	1,507,000	1,497,054
5.164% 4/20/29 (c)	1,630,000	1,619,020
NASDAQ, Inc. 5.65% 6/28/25	287,000	287,061
UBS Group AG:
3.869% 1/12/29 (b)(c)	1,063,000	1,003,423
6.442% 8/11/28 (b)(c)	1,509,000	1,546,448
		18,164,014
Consumer Finance - 4.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	788,000	774,717
1.75% 1/30/26	4,184,000	3,926,478
6.45% 4/15/27	2,006,000	2,053,401
American Express Co.:
5.098% 2/16/28 (c)	1,000,000	994,192
6.338% 10/30/26 (c)	500,000	505,345
Capital One Financial Corp. 7.149% 10/29/27 (c)	2,000,000	2,066,698
Ford Motor Credit Co. LLC:
5.8% 3/5/27	1,500,000	1,498,427
6.95% 6/10/26	5,000,000	5,089,230
John Deere Capital Corp. 4.8% 1/9/26	1,700,000	1,691,136
Synchrony Financial 4.25% 8/15/24	5,352,000	5,333,160
		23,932,784
Financial Services - 0.8%
Aon Corp. / Aon Global Holdings PLC 2.85% 5/28/27	2,000,000	1,871,819
Corebridge Global Funding 5.75% 7/2/26 (b)	1,200,000	1,200,400
The Western Union Co. 2.85% 1/10/25	1,063,000	1,043,610
		4,115,829
Insurance - 1.7%
Equitable Financial Life Global Funding 1.7% 11/12/26 (b)	2,000,000	1,822,052
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	2,318,000	2,194,012
MassMutual Global Funding II:
4.5% 4/10/26 (b)	1,500,000	1,480,525
5.1% 4/9/27 (b)	1,000,000	998,245
New York Life Global Funding 5.45% 9/18/26 (b)	2,000,000	2,007,082
		8,501,916
TOTAL FINANCIALS		137,695,849
HEALTH CARE - 3.6%
Biotechnology - 0.7%
AbbVie, Inc. 3.2% 5/14/26	1,460,000	1,406,653
Amgen, Inc. 5.25% 3/2/25	2,000,000	1,995,135
		3,401,788
Health Care Providers & Services - 1.4%
Centene Corp. 2.45% 7/15/28	570,000	502,593
Cigna Group 1.25% 3/15/26	728,000	677,179
CVS Health Corp.:
3% 8/15/26	1,460,000	1,386,324
5% 2/20/26	1,500,000	1,485,683
HCA Holdings, Inc. 5.875% 2/15/26	1,400,000	1,402,117
ICON Investments Six Designated Activity 5.809% 5/8/27	1,224,000	1,233,395
		6,687,291
Pharmaceuticals - 1.5%
AstraZeneca Finance LLC 4.8% 2/26/27	1,500,000	1,491,683
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	6,250,000	6,096,476
		7,588,159
TOTAL HEALTH CARE		17,677,238
INDUSTRIALS - 6.1%
Aerospace & Defense - 1.6%
BAE Systems PLC 5% 3/26/27 (b)	440,000	436,054
L3Harris Technologies, Inc. 5.4% 1/15/27	2,000,000	2,005,921
RTX Corp. 5.75% 11/8/26	593,000	598,870
The Boeing Co.:
2.196% 2/4/26	1,750,000	1,642,426
4.875% 5/1/25	3,000,000	2,967,940
6.259% 5/1/27 (b)	110,000	110,730
		7,761,941
Building Products - 0.5%
Carrier Global Corp.:
2.242% 2/15/25	1,750,000	1,707,989
5.8% 11/30/25	913,000	917,121
		2,625,110
Commercial Services & Supplies - 1.2%
Republic Services, Inc. 0.875% 11/15/25	6,080,000	5,697,892
Machinery - 1.1%
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	1,475,000	1,443,920
5% 1/15/27 (b)	1,000,000	992,222
5.15% 1/16/26 (b)	1,700,000	1,690,442
Ingersoll Rand, Inc. 5.197% 6/15/27	1,500,000	1,500,023
		5,626,607
Passenger Airlines - 1.0%
Delta Air Lines, Inc. 2.9% 10/28/24	4,794,000	4,740,259
Trading Companies & Distributors - 0.5%
Air Lease Corp. 0.8% 8/18/24	2,623,000	2,594,325
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd. 2.875% 2/15/25 (b)	1,000,000	977,047
TOTAL INDUSTRIALS		30,023,181
INFORMATION TECHNOLOGY - 3.2%
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. 5.05% 4/5/27	222,000	221,464
Dell International LLC/EMC Corp. 6.02% 6/15/26	1,144,000	1,154,305
		1,375,769
Semiconductors & Semiconductor Equipment - 0.9%
Microchip Technology, Inc. 0.983% 9/1/24	3,079,000	3,041,410
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 3.875% 6/18/26	1,460,000	1,416,842
		4,458,252
Software - 2.0%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)	1,500,000	1,402,500
Oracle Corp. 5.8% 11/10/25	4,400,000	4,422,783
VMware, Inc. 1% 8/15/24	3,937,000	3,898,183
		9,723,466
TOTAL INFORMATION TECHNOLOGY		15,557,487
MATERIALS - 0.8%
Chemicals - 0.6%
Celanese U.S. Holdings LLC 6.05% 3/15/25	1,460,000	1,461,168
Westlake Corp. 3.6% 8/15/26	1,460,000	1,401,984
		2,863,152
Metals & Mining - 0.2%
Glencore Funding LLC 5.338% 4/4/27 (b)	1,250,000	1,246,349
TOTAL MATERIALS		4,109,501
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp. 1.3% 9/15/25	1,905,000	1,804,143
Crown Castle, Inc.:
1.35% 7/15/25	444,000	423,145
4% 3/1/27	2,000,000	1,925,238
		4,152,526
UTILITIES - 2.7%
Electric Utilities - 1.3%
Exelon Corp. 5.15% 3/15/29	286,000	284,506
FirstEnergy Corp.:
1.6% 1/15/26	476,000	446,775
2.05% 3/1/25	2,724,000	2,646,473
Firstenergy Pennsylvania Elect 5.15% 3/30/26 (b)	550,000	543,780
Georgia Power Co. 5.004% 2/23/27	425,000	424,118
Southern Co. 5.15% 10/6/25	1,400,000	1,394,868
Tampa Electric Co. 3.875% 7/12/24	881,000	879,050
		6,619,570
Independent Power and Renewable Electricity Producers - 0.6%
Emera U.S. Finance LP 0.833% 6/15/24	2,827,000	2,820,576
Multi-Utilities - 0.8%
DTE Energy Co. 4.22% 11/1/24	1,600,000	1,589,104
NiSource, Inc. 0.95% 8/15/25	1,953,000	1,848,159
WEC Energy Group, Inc. 5% 9/27/25	570,000	566,121
		4,003,384
TOTAL UTILITIES		13,443,530
TOTAL NONCONVERTIBLE BONDS (Cost $343,017,626)		338,645,082

U.S. Treasury Obligations - 8.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
0.5% 4/30/27	6,734,800	5,978,714
4.875% 5/31/26	34,700,000	34,705,416
TOTAL U.S. TREASURY OBLIGATIONS (Cost $40,689,096)		40,684,130

U.S. Government Agency - Mortgage Securities - 0.8%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.8%
4.5% 3/1/39 to 9/1/49	3,473,022	3,329,237
5.5% 11/1/34	791,432	799,754
7.5% 11/1/31	150	156
TOTAL FANNIE MAE		4,129,147
Freddie Mac - 0.0%
8.5% 5/1/26 to 7/1/28	5,175	5,298
Ginnie Mae - 0.0%
7% to 7% 11/15/27 to 8/15/32	74,970	76,402
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,643,281)		4,210,847

Asset-Backed Securities - 15.1%
	Principal Amount (a)	Value ($)
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/29 (b)	186,000	186,203
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/28	241,000	239,608
American Express Credit Account Master Trust:
Series 2022-4 Class A, 4.95% 10/15/27	947,000	941,011
Series 2023-1 Class A, 4.87% 5/15/28	792,000	787,073
Series 2023-3 Class A, 5.23% 9/15/28	1,594,000	1,594,328
Ares CLO Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.270% 6.5986% 10/15/32 (b)(c)(d)	460,000	460,465
Ares XXXIV CLO Ltd. Series 2024-2A Class AR3, CME Term SOFR 3 Month Index + 1.320% 6.6371% 4/17/33 (b)(c)(d)	2,206,000	2,208,758
Ari Fleet Lease Trust 2023-B Series 2023-B Class A2, 6.05% 7/15/32 (b)	963,000	965,994
Bank of America Credit Card Master Trust:
Series 2023-A1 Class A1, 4.79% 5/15/28	575,000	570,263
Series 2023-A2 Class A2, 4.98% 11/15/28	767,000	763,719
Bofa Auto Trust 2024-1 Series 2024-1A Class A3, 5.35% 11/15/28 (b)	88,000	87,676
Carmax Auto Owner Trust:
Series 2024-1 Class A3, 4.92% 10/16/28	571,000	566,222
Series 2024-2 Class A3, 5.5% 1/16/29	172,000	172,477
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	253,000	255,474
Carvana Auto Receivables Trust Series 2021-P2 Class A3, 0.49% 3/10/26	433,254	431,544
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.5565% 7/27/30 (b)(c)(d)	1,707,046	1,708,225
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	143,599	140,525
Chase Issuance Trust Series 2023-A1 Class A, 5.16% 9/15/28	1,866,000	1,861,768
Chesapeake Funding II LLC:
Series 2023 1A Class A1, 5.65% 5/15/35 (b)	909,619	908,971
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	156,805	157,661
Series 2024-1A Class A1, 5.52% 5/15/36 (b)	268,974	268,371
Citibank Credit Card Issuance Trust Series 2023-A1 Class A1, 5.23% 12/8/27	591,000	589,473
Citizens Auto Receivables Trust:
Series 2024-1 Class A3, 5.11% 4/17/28 (b)	574,000	570,723
Series 2024-2 Class A3, 5.33% 8/15/28 (b)	278,000	277,430
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, CME Term SOFR 1 Month Index + 0.610% 5.9394% 7/25/34 (c)(d)	95,326	92,189
Daimler Trucks Retail Trust 20 Series 2024-1 Class A3, 5.49% 12/15/27	809,000	809,164
Dell Equipment Finance Trust 2:
Series 2023-3 Class A3, 5.93% 4/23/29 (b)	648,000	651,639
Series 2024-1 Class A3, 5.39% 3/22/30 (b)	377,000	377,004
Dell Equipment Finance Trust 2023-2 Series 2023-2 Class A3, 5.65% 1/22/29 (b)	456,000	455,814
Dllaa 2023-1A Series 2023-1A Class A3, 5.64% 2/22/28 (b)	114,000	114,356
DLLAD Series 2024-1A Class A3, 5.3% 7/20/29 (b)	73,000	72,920
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6902% 4/15/31 (b)(c)(d)	3,350,000	3,358,465
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/28 (b)	155,000	155,216
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	407,000	410,909
Enterprise Fleet Financing LLC:
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	155,748	154,057
Series 2024-1 Class A2, 5.23% 3/20/30 (b)	1,313,000	1,304,862
Flatiron Clo 28 Ltd. / Flatiron Series 2024-1A Class A1, CME Term SOFR 3 Month Index + 1.320% 1.32% 7/15/36 (b)(c)(d)(e)	1,387,000	1,388,635
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/28	886,000	884,033
Ford Credit Floorplan Master Owner Trust Series 2024-1 Class A1, 5.29% 4/15/29 (b)	1,146,000	1,146,601
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	376,000	371,269
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3, 5.78% 8/16/28	1,043,000	1,051,396
GMF Floorplan Owner Revolving Trust:
Series 2023-1 Class A1, 5.34% 6/15/28 (b)	1,306,000	1,303,050
Series 2024-1A Class A1, 5.13% 3/15/29 (b)	1,260,000	1,254,026
Harot 2023-4 Series 2023-4 Class A3, 5.67% 6/21/28	934,000	940,214
Hyundai Auto Lease Securitizat:
Series 2023-B Class A3, 5.15% 6/15/26 (b)	1,500,000	1,494,145
Series 2024-B Class A3, 5.41% 5/17/27 (b)	406,000	406,586
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/29	249,000	247,441
John Deere Owner Trust Series 2024-A Class A3, 4.96% 11/15/28	1,457,000	1,446,548
Marlette Funding Trust 2024-1 Series 2024-1A Class A, 5.95% 7/17/34 (b)	100,000	100,008
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/28	258,000	257,779
Niagara Park CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.260% 6.5787% 7/17/32 (b)(c)(d)	6,160,000	6,171,328
Nissan Master Owner Trust Receiva Series 2024-B Class A, 5.05% 2/15/29 (b)	440,000	436,650
Palmer Square Loan Funding 202 Series 2024-3A Class A1, CME Term SOFR 3 Month Index + 1.080% 0% 8/8/32 (b)(c)(d)(e)	770,000	770,534
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.6844% 1/25/36 (c)(d)	54,596	53,793
Porsche Financial Auto Securitization Trust Series 2023-2A Class A3, 5.79% 1/22/29 (b)	564,000	566,970
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	2,776,813	2,704,763
Rr 16 Ltd. Series 2021-16A Class A1, CME Term SOFR 3 Month Index + 1.370% 6.7002% 7/15/36 (b)(c)(d)	667,000	668,744
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	177,413	177,152
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/27 (b)	231,000	230,896
Sfs Auto Receivables Securitiz Series 2023-1A Class A3, 5.47% 10/20/28 (b)	1,424,000	1,423,182
Sfs Auto Receivables Securitization Trust:
Series 2024-1A Class A3, 4.95% 5/21/29 (b)	440,000	435,648
Series 2024-2A Class A3, 5.33% 11/20/29 (b)	132,000	131,816
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	105,550	105,506
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.220% 6.5509% 11/18/30 (b)(c)(d)	1,607,327	1,611,066
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.2994% 9/25/34 (c)(d)	111,945	112,332
Tesla Series 2024-A Class A3, 5.3% 6/21/27 (b)	555,000	553,090
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A3, 5.38% 6/20/28 (b)	606,000	604,531
TMUST Series 2024-1A Class A, 5.05% 9/20/29 (b)	1,036,000	1,028,680
Toyota Lease Owner Trust Series 2024-A Class A3, 5.25% 4/20/27 (b)	250,000	249,242
Toyota Lease Owner Trust 2023- Series 2023-B Class A3, 5.66% 11/20/26 (b)	1,198,000	1,201,454
Upstart Securitization Trust 2 Series 2023-3 Class A, 6.9% 10/20/33 (b)	684,752	690,449
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/28 (b)	1,345,000	1,346,356
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 5.2891% 12/26/50 (b)	327,031	324,471
Series 2021-NPL2 Class A1, 5.115% 3/27/51 (b)	1,991,104	1,960,248
Series 2021-NPL3 Class A1, 4.743% 5/25/51 (b)(c)	2,954,192	2,871,826
Verizon Master Trust:
Series 2023 2 Class A, 4.89% 4/13/28	1,137,000	1,130,448
Series 2023-4 Class A1A, 5.16% 6/20/29	1,416,000	1,412,090
Series 2023-5 Class A1A, 5.61% 9/8/28	1,170,000	1,172,083
Volkswagen Auto Loan Enhanced:
Series 2023-1 Class A3, 5.02% 6/20/28	650,000	645,541
Series 2023-2 Class A3, 5.48% 12/20/28	878,000	881,816
Wheels Fleet Lease Funding 1 L:
Series 2023-2A Class A, 6.46% 8/18/38 (b)	1,241,000	1,251,943
Series 2024-1A Class A1, 5.49% 2/18/39 (b)	1,196,000	1,193,399
World Omni Auto Receivables Trust:
Series 2023-C Class A3, 5.15% 11/15/28	142,000	141,396
Series 2023-D Class A3, 5.79% 2/15/29	851,000	858,053
Series 2024-A Class A3, 4.86% 3/15/29	1,300,000	1,290,818
Series 2024-B Class A3, 5.27% 9/17/29	602,000	600,950
World Omni Automobile Lease Se Series 2024-A Class A3, 5.26% 10/15/27	559,000	557,926
TOTAL ASSET-BACKED SECURITIES (Cost $74,716,009)		74,529,478

Collateralized Mortgage Obligations - 0.7%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.4%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	272,406	267,356
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (b)(c)	197,000	187,918
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 5.115% 3/25/26 (b)	1,195,341	1,175,726
Prpm 2024-Rpl2 LLC Series 2024-RPL2 Class A1, 3.5% 5/25/54 (b)(c)	566,000	532,663
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, CME Term SOFR 6 Month Index + 1.300% 6.5595% 7/20/34 (c)(d)	981	893
TOTAL PRIVATE SPONSOR		2,164,556
U.S. Government Agency - 0.3%
Fannie Mae:
floater Series 2015-27 Class KF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7382% 5/25/45 (c)(d)	347,923	342,891
sequential payer Series 2001-40 Class Z, 6% 8/25/31	26,780	26,628
Series 2016-27:
Class HK, 3% 1/25/41	411,930	381,923
Class KG, 3% 1/25/40	185,983	172,135
Series 2016-42 Class FL, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.7882% 7/25/46 (c)(d)	379,788	377,139
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	205,318	199,652
TOTAL U.S. GOVERNMENT AGENCY		1,500,368
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,769,659)		3,664,924

Commercial Mortgage Securities - 4.8%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,502,000	1,351,670
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1815% 9/15/26 (b)(c)(d)	3,055,000	2,960,285
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6589% 3/15/41 (b)(c)(d)	219,000	219,137
Brookfield floater Series 2024-MF23 Class A, CME Term SOFR 1 Month Index + 1.370% 6.8118% 6/15/41 (b)(c)(d)	279,000	278,476
BX Commercial Mortgage Trust 2024-Xl4 floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7588% 2/15/39 (b)(c)(d)	511,193	511,991
BX Commercial Mtg Trust floater Series 2024-MDHS Class A, 6.8415% 5/15/41 (b)(c)	658,000	658,823
BX Trust floater Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4818% 8/15/39 (b)(c)(d)	325,193	326,616
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	4,794,079	4,521,660
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	3,194,897	2,908,517
COMM Mortgage Trust sequential payer Series 2015 LC19 Class A3, 2.922% 2/10/48	477,229	472,373
CSMC Trust Series 2017-CHOP Class A, PRIME RATE - 2.300% 6.194% 7/15/32 (b)(c)(d)	304,511	297,507
GS Mortgage Securities Trust Series 2011-GC5 Class A/S, 5.1513% 8/10/44 (b)(c)	3,120,871	3,027,608
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.610% 6.9315% 9/15/29 (b)(c)(d)	1,148,029	1,093,856
Morgan Stanley Capital I Trust sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	3,286,000	3,101,337
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.4059% 10/15/28 (b)(c)(d)	324,790	329,459
Voya CLO Ltd. floater Series 2024-2A Class AR, CME Term SOFR 3 Month Index + 1.200% 6.5246% 7/20/32 (b)(c)(d)	1,800,000	1,802,700
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $25,201,842)		23,862,015

Bank Notes - 1.0%
	Principal Amount (a)	Value ($)
Citibank NA 5.438% 4/30/26	1,000,000	1,002,054
Goldman Sachs Bank U.S.A. 5.283% 3/18/27 (c)	3,800,000	3,784,503
TOTAL BANK NOTES (Cost $4,800,000)		4,786,557

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f) (Cost $13,333,343)	13,330,677	13,333,343

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $510,170,856)	503,716,376
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(9,006,833)
NET ASSETS - 100.0%	494,709,543

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	233	Sep 2024	47,462,828	(44,089)	(44,089)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	59	Sep 2024	6,242,016	(19,000)	(19,000)

TOTAL FUTURES CONTRACTS					(63,089)
The notional amount of futures purchased as a percentage of Net Assets is 10.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $138,308,506 or 28.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,455,314	186,607,905	175,730,013	286,138	137	-	13,333,343	0.0%
Total	2,455,314	186,607,905	175,730,013	286,138	137	-	13,333,343

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Nonconvertible Bonds, U.S. Treasury Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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